Short-term Bank Loans - Additional Information (Details)					1 Months Ended		6 Months Ended			12 Months Ended
	Apr. 07, 2021 USD ($) item	Jul. 09, 2020 USD ($) item	Jun. 01, 2020 USD ($) item	Apr. 27, 2020 USD ($) item	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Apr. 07, 2021 CNY (¥)	Jul. 09, 2020 CNY (¥)	Jun. 01, 2020 CNY (¥)	Apr. 27, 2020 CNY (¥)
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable | $							$ 5,313,070			$ 5,564,790
Interest Expense | $							137,594		$ 184,288
Loan payable to Bank of China Lishui Branch [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount			$ 2,725,674											¥ 17,780,000
Debt Instrument, Term			6 months
Debt Instrument, Interest Rate, Stated Percentage			5.88%											5.88%
Number of related parties			3
Loan payable to Bank of China Lishui Branch [Member] | Tantech Charcoal [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		$ 2,989,570	$ 1,533,000										¥ 19,300,000	¥ 10,000,000
Debt Instrument, Term		1 year	6 months
Debt Instrument, Interest Rate, Stated Percentage		4.85%	4.00%										4.85%	4.00%
Number of related parties		2
Number of third party		1
Number of individual related party		3	2
Number of properties collateralized for loan			2
Loan payable to Bank of China Lishui Branch [Member] | Building And Land Use Right [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount			$ 4,000,000.0											¥ 25,960,000
Loan payable to Bank of China Lishui Branch [Member] | Building And Land Use Right [Member] | Tantech Charcoal [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount		$ 4,000,000.0	$ 1,500,000										¥ 25,960,000	¥ 10,000,000
Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	$ 2,478,400			$ 2,912,700								¥ 16,000,000			¥ 19,000,000
Debt Instrument, Term	1 year			1 year
Debt Instrument, Interest Rate, Stated Percentage	5.65%			4.785%								5.65%			4.785%
Number of related parties	3			3
Amount of loan repaid					$ 154,900	¥ 1,000,000	154,900	¥ 1,000,000		$ 306,600	¥ 2,000,000
Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch [Member] | Building And Land Use Right [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount	$ 4,500,000			$ 4,500,000								¥ 29,250,000			¥ 29,250,000
Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Interest Expense | $							$ 137,594		$ 160,148